Financial instruments: classification - Gains and losses (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial instruments
Financial Assets	£ 370,488	£ 339,968
Financial Liabilities	763,826
Bank deposits
Financial instruments
Financial Liabilities	627	2,597
Customer deposits
Financial instruments
Financial Liabilities	1,337	1,765
Trading liabilities
Financial instruments
Financial Liabilities	23,767	27,885
Trading assets
Financial instruments
Financial Assets	18,909	24,095
Loans to banks - amortised cost
Financial instruments
Financial Assets	512	165
Loans to customers - amortised cost
Financial instruments
Financial Assets	£ 17,569	£ 10,649